SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
Short Term Investment Abstract
SHORT-TERM INVESTMENTS [Text Block]

4. SHORT-TERM INVESTMENTS

As at December 31, 2019, the Company had $nil (December 31, 2018 - $1,505,161) invested in Canadian dollar denominated guaranteed investment certificates, including accrued interest of $nil (December 31, 2018 - $5,161).